Earnings per Share (Weighted-average Number of Ordinary Shares) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Balance as at January 1	1,274,298	1,272,516	1,270,408
Shares Issued During the Year	1,054	0	1,174
Shares vested	720	779	42
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,276,072	1,273,295	1,271,624